Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Disclosure of revenue from contracts with customers
Revenue recorded in the Consolidated Statement of Comprehensive Income/(Loss) consists of the following:

For the years ended December 31,	2020 $000s	2019 $000s	2018 $000s
Contract revenue	8,341	8,688	16,371
Grant income	3,427	1,119	4,377
Total revenue	11,768	9,807	20,748
All amounts recorded in contract revenue were generated in the United States.

Disclosure of disaggregation of revenue from contracts with customers	The Group disaggregates revenue based on contract revenue or grant revenue, and further disaggregates contract revenue based on the transfer of control of the underlying performance obligations.

Timing of contract revenue recognition	2020 $000s	2019 $000s	2018 $000s
Transferred at a point in time – Licensing Income[1]	2,054	—	12,000
Transferred over time[2]	6,286	8,688	4,371
	8,341	8,688	16,371
1    2020 – Attributed to Parent Company and Other; 2018 – attributed to Controlled Founded Entities segment. See note 4, Segment information.
2    2020 – Attributed to Internal segment ($3,560 thousand) and Controlled founded entities segment ($2,726 thousand); 2019 – Attributed to Internal segment ($6,064 thousand), Controlled founded entities segment ($2,487 thousand) and Parent Company and Other ($137 thousand); 2018 – Attributed to Internal segment ($2,110 thousand), Controlled founded entities segment ($2,233 thousand) and Parent Company and Other ($29 thousand). See Note 4, Segment Information.

Customers over 10% of revenue*	2020 $000s	2019 $000s	2018 $000s
Janssen Biotech, Inc.	—	—	12,000
BMEB Services LLC	—	—	1,415
Roche Holding AG	1,518	4,973	—
Eli Lilly and Company	896	1,433	—
Boehringer Ingelheim International GMBH	2,043	1,091	—
Imbrium Therapeutics L.P.	1,736	1,013	—
Karuna Therapeutics, Inc.	2,000	—	—
	8,193	8,510	13,415

Disclosure of information about methods, inputs and assumptions used for recognizing revenue over time	The sensitivity of this calculation for the years ended December 31, 2020, 2019 and 2018 is detailed below:

For the year ended December 31, 2020
Budgeted costs to complete	+10%	(10)%
Revenue	(535)	654

For the year ended December 31, 2019
Budgeted costs to complete	+10%	(10)%
Revenue	(951)	738

For the year ended December 31, 2018
Budgeted costs to complete	+10%	(10)%
Revenue	(265)	323

Schedule of Contract Balances	Contract liabilities are included within deferred revenue on the Consolidated Statement of Financial Position.

Contract Balances	2020 $000s	2019 $000s
Accounts receivable	711	1,699
Deferred revenue – long term	0	1,220
Deferred revenue – short term	1,472	5,474
During the year ended December 31, 2020, $5.3 million of revenue was recognized on deferred revenue outstanding at December 31, 2019.
Disclosure of performance obligations [text block]	The Group will recognize revenue associated with these performance obligations as transfer of control occurs:

	Less than 1 Year	Greater than 1 Year	Total
Remaining Performance Obligation	1,713	—	1,713